Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Expected to be Transferred (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Trading assets	£ 19,158	£ 30,555
Derivative financial instruments	3,838	19,942
Other financial assets at fair value through profit and loss	2,710	2,096
Loans and advances to banks	2,410	3,463
Loans and advances to customers	200,950	199,340
Reverse repurchase agreements- non trading	13,611	2,614
Financial investments	20,986	17,611
Other assets	2,907	2,511
Total assets held for sale	24,241	0
Liabilities
Deposits by banks	15,655	12,708
Deposits by customers	175,885	183,146
Trading liabilities	8,375	31,109
Derivative financial instruments	1,466	17,613
Other liabilities	2,847	2,730
Total liabilities held for sale	26,616	£ 0
Held For Sale [member]
Assets
Trading assets	1,967
Derivative financial instruments	19,694
Other financial assets at fair value through profit and loss	823
Loans and advances to banks	506
Loans and advances to customers	1,068
Reverse repurchase agreements- non trading	74
Financial investments	104
Other assets	5
Liabilities
Deposits by banks	31
Deposits by customers	5,725
Trading liabilities	1,842
Derivative financial instruments	19,007
Other liabilities	11
Net liabilities held for sale	£ (2,375)